Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	BIOXYTRAN, INC
Entity Central Index Key	0001445815
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false